AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 12, 2024.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 562	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 563	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 27, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 562 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating November 27, 2024, as the new effective date for Post-Effective Amendment No. 557 to the Trust’s Registration Statement, which was filed on August 30, 2024 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco Top QQQ ETF (formerly known as Invesco Mega QQQ ETF), a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No.  557 to the Trust’s Registration Statement, which was filed on August 30, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 12th day of November, 2024.

Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Brian Hartigan
Brian Hartigan

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Brian Hartigan Brian Hartigan	President	November 12, 2024

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	November 12, 2024

/s/ Adam Henkel Adam Henkel	Secretary	November 12, 2024

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	November 12, 2024

*/s/ Todd J. Barre Todd J. Barre	Trustee	November 12, 2024

*/s/ Victoria J. Herget Victoria J. Herget	Trustee	November 12, 2024

*/s/ Marc M. Kole Marc M. Kole	Trustee	November 12, 2024

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	November 12, 2024

*/s/ Joanne Pace Joanne Pace	Trustee	November 12, 2024

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	November 12, 2024

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	November 12, 2024

*By: /s/ Adam Henkel Adam Henkel		November 12, 2024
Attorney-In-Fact

*	Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 436 to the Trust’s Registration Statement and incorporated by reference herein.